Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income
Financial Assets at Fair Value Through Other Comprehensive Income

Note 9.  Financial Assets at Fair Value Through Other Comprehensive Income

The equity securities are held for long-term strategies and therefore are accounted for as FVTOCI. Capital reduction from equity security investments designated as at FVTOCI recognized for the years ended December 31, 2019, 2020 and 2021, were $47 thousand, $32 thousand and $151 thousand, respectively, all related to investments held at the end of the reporting period.

As of December 31, 2020 and 2021, no financial assets at fair value through other comprehensive income were pledged with banks as collaterals.